UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-9142
THE NAVELLIER PERFORMANCE FUNDS
One East Liberty, Third Floor
Reno Nevada 89501
1-800-887-8671
Agent for Service:
SAMUEL KORNHAUSER
155 Jackson Street, Suite 1807
San Francisco, California 94111
Registrant’s telephone number, including area code: (800) 887-8671
Date of Fiscal Year End: December 31, 2007
Date of Reporting Period: Dec. 31, 2007

Item 1. Reports to Stockholders

Navellier Performance Funds
2007 ANNUAL REPORT
Mid Cap Growth Portfolio
Aggressive Micro Cap Portfolio
Fundamental ‘A’ Portfolio

ANNUAL REPORT, December 31, 2007
Navellier Performance Funds

One East Liberty, Third Floor
Reno, NV 89501
(800) 887-8671

Dear Shareholder,

Navellier Performance Funds had a range of performance from the exceptional to the below par during the year 2007. The Navellier Fundamental ‘A’ Portfolio returned a very impressive 21.55% versus 5.14% for the Russell 3000 Index- that’s over sixteen percent of outperformance. The Navellier Mid Cap Growth Portfolio returned a respectable 9.35%; however, it underperformed the benchmark, the Russell Mid Cap Growth Index, which returned 11.43%. Where we would like to see improvement is in the Navellier Aggressive Micro Cap Portfolio. The portfolio returned a disappointing 0.48% versus 7.05% for the Russell 2000 Growth Index.

Our Funds benefited from the dramatic market shift out of value into growth which may still be underway. Consider that for 2007 the broad measure Russell 3000 Growth Index ended the year up 11.40% while the Russell 3000 Value Index was actually down -1.01%. Thus it is hardly surprising that the institutional exodus out of value stocks into growth stocks continues.

At Navellier, we remain very optimistic for 2008. The “seismic shift” from value investment strategies into growth strategies continues to gain momentum. This shift has served to push the performance of several of our products, in particular, the Navellier Fundamental ‘A’. The best explanation for our performance in 2007 is revealed through our latest back-testing of our quantitative and fundamental stock selection processes. At Navellier, we continually test our investment models and make adjustments to our portfolios accordingly. The most recent testing

Fundamental ‘A’ Portfolio

Total Returns
for Periods Ended		Russell
December 31, 2007*	Fund	3000

One Year	21.55%	5.14%
Since Inception**	17.74%	11.90%
Value of a $10,000 investment over Life of Fund**	$15,456	$13,498

* The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not predictive of future performance.

** Inception May 2, 2005

Mid Cap Growth Portfolio - Regular Class

Total Returns		Russell	Russell
for Periods Ended		Mid Cap	2000
December 31, 2007*	Fund	Growth	Growth

One Year	9.35%	11.43%	7.05%
Annualized Five Year	14.17%	17.90%	16.50%
Annualized Ten Year	11.16%	7.59%	4.32%
Value of a $10,000 investment over Ten Years	$28,812	$20,778	$15,264

* The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not predictive of future performance.

NAVELLIER PERFORMANCE FUNDS

results confirmed our confidence in our portfolio construction methodology. This means that the stock selection criteria that we use are working effectively under some very challenging market conditions.

Investment Strategy & Outlook
While the negative news media is trying to scare you regarding deteriorating corporate profits and a possible recession, there is a silver lining. All the talk about how bad a weak U.S. dollar is for the economy is overblown. Instead, the weak U.S. dollar remains a windfall for large cap growth and international growth portfolios as well as overall U.S. GDP growth, which grew at the fastest pace in four years during the third quarter (source: Bureau of Economic Analysis). The fourth quarter posted GDP growth of 2.5% as well. Although the Fed recently lowered its economic growth and inflation forecast for 2008, it is essentially doing that to justify why it has to keep cutting key interest rates.

We feel the real reason that the Fed has to keep cutting key interest rates (other than the federal funds rate which remains significantly above the 3-month Treasury bill yield) is that the Fed is the lender of last resort and it has to step in and fix the credit crisis. A series of band-aids have recently been applied by some money managers, selected banks, Treasury Secretary Paulson and the White House to try to fix the ongoing credit crisis. We believe these band-aids are just postponing the credit crisis until the Fed is done slashing key interest rates and liquidity improves in 2008. It is very hard not to be bullish while the Fed cuts key interest rates and helps prime the pump for stronger economic growth in the second half of 2008.

The Fed is being very accommodative as it historically has been during most presidential election years. While the candidates run around and try to tell you how messed up we are and how they can fix things, we believe that the Fed is fixing matters as fast as it can. Although the U.S. economy appeared strong on the surface and the unemployment rate remained unchanged at 4.7%*, under the surface key industries are having problems. For example, of the 278 industries surveyed, 49.8% were hiring in November*, but this was the first month since September 2003 that fewer than half of all industries were adding jobs*. Financial

Aggressive Micro Cap Portfolio

Total Returns		Russell
for Periods Ended		2000	Russell
December 31, 2007*	Fund	Growth	2000

One Year	0.48%	7.05%	(1.57)%
Annualized Five Year	11.95%	16.50%	16.25%
Annualized Ten Year	5.16%	4.32%	7.08%
Value of a $10,000 investment over Ten Years	$16.532	$15,264	$19,823

* The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not predictive of future performance.

NAVELLIER PERFORMANCE FUNDS

service industries cut 20,000 jobs, construction 24,000 jobs, and manufacturing 11,000 jobs in November*. The bright spot was that retail industries added 24,000 jobs in November, which was the first gain since July*.

Clearly, there are key sectors to avoid, like financials, and other sectors to embrace, such as agriculture, aviation/aerospace suppliers, defense, publicly traded exchanges, leading multi-nationals, oil service, solar power, technology, foreign telecommunication, selected utilities, etc. Ironically, the credit crisis this past summer ignited the move out of interest-rate-sensitive value stocks into growth stocks. The institutional retreat out of value stocks into growth stocks remains relentless and will likely accelerate in 2008, as financial advisors continue to show their clients that good growth managers dramatically outperformed value managers in 2007, and are likely to be much more tax-efficient as growth mutual funds in 2008.

In summary, we remain very confident about 2008, simply because we believe that (1) the Fed will continue to make judicious rate cuts in order to stave off the possibility of a recession, (2) Wall Street will continue to favor growth stocks over interest-rate-sensitive value stocks, and (3) the quantitative and fundamental stock selection processes we have developed will continue to find high quality investment opportunities.

We encourage you to visit our new website at www.navellier.com for regular updates on the Funds and for our free weekly market commentary, Marketmail.

Sincerely,

LOUIS G. NAVELLIER Chief Investment Officer/CEO	MICHAEL J. BORGEN Portfolio Manager

ARJEN KUYPER President/COO	SHAWN PRICE Portfolio Manager

* Source: Bureau of Labor Statistics

NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS

Mid Cap Growth Portfolio	December 31, 2007

Shares		Market Value

COMMON STOCKS - 99.7%
Aerospace/Defense - 2.6%
25,200	Goodrich Corp.	$1,779,372
41,000	Rockwell Collins	2,950,770

		4,730,142

Apparel - 0.9%
41,770	Crocs, Inc.*	1,537,554

Building Materials & Products - 1.3%
37,900	Chicago Bridge & Iron Co. N.V. ADR	2,290,676

Business Services - 3.8%
17,000	ITT Educational Services, Inc.*	1,449,590
13,550	MasterCard, Inc.	2,915,960
28,300	Ritchie Bros. Auctioneers, Inc.	2,340,410

		6,705,960

Chemicals - 1.0%
40,900	Celanese Corp.	1,730,888

Computer Software & Services - 5.4%
40,300	FactSet Research Systems, Inc.	2,244,710
127,285	Juniper Networks, Inc.*	4,225,862
166,555	Nuance Communications, Inc.*	3,111,247

		9,581,819

Consumer Products & Services - 1.4%
101,300	Alberto-Culver Co.	2,485,902

Correctional Institutions - 1.8%
112,300	Corrections Corporation of America*	3,313,973

Electric Services - 1.0%
42,900	Huaneng Power International, Inc. ADR	1,771,770

Electronic Instruments & Controls - 5.3%
64,100	Amphenol Corp. - Class A	2,972,317
61,700	Avnet, Inc.*	2,157,649
85,600	FLIR Systems, Inc.*	2,679,280
17,400	Garmin Ltd.	1,687,800

		9,497,046

NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS

Mid Cap Growth Portfolio	December 31, 2007 (continued)

Shares		Market Value

Electronics - 2.0%
42,900	Arrow Electronics, Inc.*	1,685,112
74,700	LG.Philips LCD Co., Ltd. ADR	1,940,706

		3,625,818

Energy - 5.0%
36,300	Allegheny Energy, Inc.	2,309,043
34,400	Constellation Energy Group	3,527,032
114,200	Quanta Services*	2,996,608

		8,832,683

Engineering Services - 1.0%
18,700	Jacobs Engineering Group, Inc.*	1,787,907

Financial Services - 3.1%
29,700	Ameriprise Financial, Inc.	1,636,767
20,000	Intercontinental Exchange, Inc.*	3,850,000

		5,486,767

Food, Beverage & Tobacco - 1.0%
53,900	PepsiAmericas, Inc.	1,795,948

Healthcare Products & Services - 1.0%
41,400	WellCare Health Plans, Inc.*	1,755,774

Insurance - 1.2%
28,400	Humana, Inc.*	2,138,804

Iron & Steel - 3.0%
52,600	AK Steel Holding Corp.*	2,432,224
30,700	Mechel ADR	2,982,198

		5,414,422

Medical Equipment & Supplies - 7.1%
48,400	DENTSPLY International, Inc.	2,178,968
29,260	Hologic, Inc.*	2,008,406
13,700	Intuitive Surgical, Inc.*	4,445,650
36,700	Thermo Fisher Scientific, Inc.*	2,116,856
23,200	Waters Corp.*	1,834,424

		12,584,304

Miscellaneous Fabricated Products - 4.4%
48,500	CommScope, Inc.*	2,386,685
13,900	Foster Wheeler Ltd.*	2,154,778
55,000	McDermott International, Inc.*	3,246,650

		7,788,113

Oil/Gas - 9.6%
66,800	Cameron International Corp.*	3,215,084
85,200	Denbury Resources, Inc.*	2,534,700
77,300	FMC Technologies, Inc.*	4,382,910
57,100	Frontier Oil Corp.	2,317,118
62,900	National-Oilwell Varco, Inc.*	4,620,634

		17,070,446

Pharmaceuticals - 3.0%
27,100	Allergan, Inc.	1,740,904
49,000	Express Scripts, Inc.*	3,577,000

		5,317,904

Producer Manufacturing - 11.9%
51,700	Albermarle Corp.	2,132,625
53,900	BE Aerospace, Inc.*	2,851,310
20,000	Cummins, Inc.	2,547,400
22,600	Flowserve Corp.	2,174,120
58,000	Owens-Illinois, Inc.*	2,871,000
41,100	PACCAR, Inc.	2,239,128
16,500	Precision Castparts Corp.	2,288,550
83,100	The Manitowoc Company, Inc.	4,057,774

		21,161,907

Recreational Activities - 1.1%
18,000	Wynn Resorts, Ltd.	2,018,340

Retail - 3.3%
81,500	Dick’s Sporting Goods, Inc.*	2,262,440
135,000	The Kroger Co.	3,605,850

		5,868,290

Retail - Eating & Drinking Places - 1.2%
54,500	YUM! Brands, Inc.	2,085,715

Semiconductors - 5.7%
57,200	Cypress Semiconductor Corp.*	2,060,916
30,300	MEMC Electronic Materials, Inc.*	2,681,247
108,000	NVIDIA Corp.*	3,674,160
49,000	Varian Semiconductor Equipment*	1,813,000

		10,229,323

Software & Programming - 1.9%
44,000	NAVTEQ*	3,326,400

Telecommunications Equipment & Services - 3.3%
40,360	EchoStar Communications Corp.*	1,522,379
71,000	SBA Communications Corp.*	2,402,640
24,200	United States Cellular Corp.*	2,035,220

		5,960,239

Transportation - 1.2%
30,509	Textron, Inc.	2,175,291

Waste Management - 2.7%
80,000	Stericycle, Inc.*	4,752,000

Wire & Cable Products - 1.5%
37,500	General Cable Corp.*	2,748,000

Total Common Stocks (Cost $147,540,840)		177,570,125

MONEY MARKET FUNDS - 0.3%
656,528	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $656,528)	656,528

Total Investments - 100.0% (Cost $148,197,368)		178,226,653
Liabilities in Excess of Other Assets - 0.00%		(49,176)

Net Assets - 100.0%		$178,177,477

*	Non-income producing.

ADR - American Depositary Receipts

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS

Aggressive Micro Cap Growth Portfolio	December 31, 2007

Shares		Market Value

COMMON STOCKS - 100.5%
Business Services - 7.8%
9,600	EPIQ Systems, Inc.*	$167,136
15,000	eResearch Technology, Inc.*	177,300
13,250	Greenfield Online, Inc.*	193,583
4,580	Michael Baker Corp.*	188,238
8,800	Mitcham Industries, Inc.*	180,928
10,100	Omnicell, Inc.*	271,993
11,500	Transcend Services, Inc.*	186,875

		1,366,053

Chemicals - 2.8%
8,950	KMG Chemicals, Inc.	129,417
7,850	LSB Industries, Inc.*	221,527
6,200	Quaker Chemical Corp.	136,214

		487,158

Computer Software & Services - 14.5%
12,565	Ansoft Corp.*	324,805
9,710	Blue Coat Systems, Inc.*	319,168
16,900	Bluephoenix Solutions Ltd.*	306,228
18,790	Concur Technologies, Inc.*	680,385
5,760	Ebix, Inc.*	416,735
15,325	Internet Gold-Golden Lines Ltd. ADR*	182,368
10,355	VASCO Data Security International, Inc.*	289,112

		2,518,801

Consumer Products & Services - 1.4%
14,800	A.T. Cross Co. - Class A*	147,704
9,275	CCA Industries, Inc.	89,689

		237,393

NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS

Aggressive Micro Cap Growth Portfolio	December 31, 2007 (continued)

Shares		Market Value

Electronic Instruments & Controls - 8.7%
4,520	Cynosure, Inc. - Class A*	119,599
5,610	II-VI, Inc.*	171,386
7,975	Jinpan International Ltd	246,427
7,650	Neogen Corp.*	203,108
2,640	OYO Geospace Corp.*	198,950
8,890	Silicom Ltd.*	124,193
27,000	Simclar, Inc.*	129,330
14,900	Spectrum Control, Inc.*	229,460
9,100	Trio-Tech International*	83,265

		1,505,718

Energy - 2.2%
14,713	Quanta Services*	386,069

Engineering Services - 2.4%
43,640	Edac Technologies Corp.*	426,799

Entertainment & Leisure - 2.9%
4,800	Vail Resorts, Inc.*	258,288
17,600	VCG Holding Corp.*	238,656

		496,944

Food, Beverage & Tobacco - 4.9%
12,400	Lifeway Foods, Inc.*	146,692
10,355	Perdigao S.A. ADR	509,880
5,200	The Boston Beer Company, Inc.*	195,780

		852,352

Healthcare Facilities - 2.3%
7,600	RehabCare Group, Inc.*	171,456
13,350	Sun Healthcare Group, Inc.*	229,220

		400,676

Healthcare Products & Services - 5.9%
13,500	Albany Molecular Research*	194,130
10,725	Healthcare Services Group, Inc.	227,156
12,750	Meridian Bioscience, Inc.	383,520
21,600	Radnet, Inc.*	219,240

		1,024,046

Insurance - 1.6%
10,137	Life Partners Holdings, Inc.	280,795

Internet Services - 0.8%
22,000	Health Grades, Inc.*	130,900

Medical Devices - 4.0%
5,100	Abaxis, Inc.*	182,886
4,610	China Medical Technologies, Inc. ADR	204,638
9,900	Rochester Medical Corp.*	110,286
7,700	Zoll Medical Corp.*	205,744

		703,554

Medical Laboratories - 3.2%
6,605	Bio-Reference Laboratories, Inc.*	215,851
19,100	MEDTOX Scientific, Inc.*	345,137

		560,988

Metals - 2.5%
4,550	Ladish Co., Inc.*	196,515
25,600	North American Galvanizing & Coatings, Inc.*	155,392
5,100	Synalloy Corp.	87,669

		439,576

Miscellaneous Fabricated Products - 3.6%
9,625	Chase Corp.	243,031
16,555	Smith & Wesson Holding Corp.*	100,986
3,235	Valmont Industries, Inc.	288,303

		632,320

Oil Field Machinery & Equipment - 1.9%
8,500	Bolt Technology Corp.*	322,830

Oil/Gas - 1.1%
24,000	Arabian American Development Co.*	183,600

Producer Manufacturing - 7.8%
5,300	Art’s Way Manufacturing Company, Inc.	152,057
6,220	Astronics Corp.*	264,350
2,545	Cascade Corp.	118,241
5,325	GenTek, Inc.*	155,863
14,900	Kewaunee Scientific Corp.	293,381
7,220	MFRI, Inc.*	77,037
4,320	Twin Disc, Inc.	305,726

		1,366,655

Real Estate Investment Trust - 0.6%
18,125	Supertel Hospitality, Inc.	111,288

Retail - 1.1%
6,065	The Buckle, Inc.	200,145

Retail - Eating & Drinking Places - 5.3%
21,000	Brazil Fast Food Corp.*	147,000
9,060	Famous Dave’s of America, Inc.*	122,854
14,700	Morgan’s Foods, Inc.*	135,975
29,500	Noble Roman’s, Inc.*	51,035
17,350	Rick’s Cabaret International, Inc.*	467,062

		923,926

Semiconductors - 0.7%
7,300	Silicon Motion Technology Corp. - ADR*	129,794

Telecommunications Equipment & Services - 5.2%
4,250	Comtech Telecommunications Corp.*	229,543
14,400	D&E Communications, Inc.	208,080
6,075	NICE Systems Ltd. ADR*	208,494
8,600	NTELOS Holdings Corp.	255,334

		901,451

Transportation - 3.8%
7,270	Diana Shipping, Inc.	228,714
2,930	GulfMark Offshore, Inc.*	137,095
8,275	Horizon Lines, Inc.	154,246
9,875	Kreisler Manufacturing Corp.*	140,225

		660,280

Waste Management - 1.5%
22,575	Darling International, Inc.*	260,967

Total Common Stocks (Cost $14,658,661)		17,511,078

NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS

Aggressive Micro Cap Growth Portfolio	December 31, 2007 (continued)

Shares		Market Value

MONEY MARKET FUNDS - 0.0%
7,156	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $7,156)	7,156

Total Investments - 100.5% (Cost $14,665,817)		17,518,234
Liabilities In Excess of Other Assets - (0.5%)		(82,575)

Net Assets - 100.0%		$17,435,659

*	Non-Income producing.

ADR - American Depositary Receipts

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS

Fundamental ‘A’ Portfolio	December 31, 2007

Shares		Market Value

COMMON STOCKS - 94.6%
Apparel - 3.3%
11,850	Crocs, Inc.*	$436,198
2,225	Deckers Outdoor Corp.*	345,009

		781,207

Business Services - 3.1%
21,000	Scholastic Corp.*	732,690

Chemicals - 3.9%
6,250	OM Group, Inc.*	359,625
11,650	Terra Industries, Inc.*	556,404

		916,029

Computer Software & Services - 16.7%
17,200	Adobe Systems, Inc.*	734,956
12,700	ANSYS, Inc.*	526,542
27,375	Seagate Technology	698,063
14,225	Sigma Designs, Inc.*	785,220
14,400	Synaptics, Inc.*	592,704
18,600	Synchronoss Technologies, Inc.*	659,184

		3,996,669

Electronic Instruments & Controls - 4.7%
35,655	FLIR Systems, Inc.*	1,116,002

Financial Services - 5.1%
13,700	Nasdaq Stock Market, Inc.*	678,013
2,500	The Goldman Sachs Group, Inc.	537,625

		1,215,638

Food, Beverage & Tobacco - 3.6%
7,300	Bunge Ltd.	849,793

Insurance - 6.6%
10,775	Humana, Inc.*	811,465
13,500	RLI Corp.	766,665

		1,578,130

Internet Services - 2.1%
4,275	Priceline.com, Inc.*	491,027

Iron & Steel - 3.3%
17,185	AK Steel Holding Corp.*	794,634

Media - 2.2%
4,475	Liberty Media Corp. Capital - Class A*	521,293

Miscellaneous Fabricated Products - 1.5%
4,665	ArcelorMittal ADR	360,838

Oil/Gas - 8.9%
15,410	National-Oilwell Varco, Inc.*	1,132,018
8,050	Petro-Canada	431,641
3,791	Transocean, Inc.	542,682

		2,106,341

Producer Manufacturing - 4.4%
21,430	The Manitowoc Co., Inc.	1,046,427

Regional Banks - 6.8%
18,200	Banco Bradesco S.A. ADR	582,400
12,700	Banco Itau Holding Financeira S.A.	328,422
9,700	Bancolombia S.A. ADR	329,994
26,975	National Bank of Greece S.A. ADR	371,985

		1,612,801

NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS

Fundamental ‘A’ Portfolio	December 31, 2007 (continued)

Shares		Market Value

Semiconductors - 9.7%
21,080	Cypress Semiconductor Corp.*	759,512
18,000	LAM Research Corp.*	778,140
22,775	NVIDIA Corp.*	774,806

		2,312,458

Telecommunications Equipment & Services - 8.7%
21,500	Comtech Telecommunications Corp.*	1,161,214
8,940	Nokia Oyj ADR	343,207
17,285	Tele Norte Leste Participacoes S.A. (Telemar) ADR	333,255
2,300	Telefonica S.A. ADR	224,457

		2,062,133

Total Common Stocks (Cost $21,488,949)		22,494,110

MONEY MARKET FUNDS - 6.2%
1,471,015	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $1,471,015)	1,471,015

Total Investments - 100.8% (Cost $22,959,964)		23,965,125
Liabilities In Excess of Other Assets - (0.8%)		(188,311)

Net Assets - 100.0%		$23,776,814

*	Non-Income producing.

ADR - American Depositary Receipts

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2007

	Mid Cap	Aggressive	Fundamental
	Growth	Micro Cap	‘A’
	Portfolio	Portfolio	Portfolio
ASSETS
Securities at Cost	$148,197,368	$14,665,817	$22,959,964

Securities at Value (Note 1)	$178,226,653	$17,518,234	$23,965,125
Investment Income Receivable (Note 1)	87,016	5,208	23,786
Receivable for Securities Sold (Note 1)	484,520	--	--
Receivable for Shares Sold	62,979	211	53,580
Receivable from Adviser	--	28,202	16,629
Other Assets	15,682	3,662	10,019

Total Assets	178,876,850	17,555,517	24,069,139

LIABILITIES
Borrowings	214,286	--	--
Investment Advisory Fee Payable (Note 2)	26,104	--	--
Administrative Fee Payable (Note 2)	15,375	3,713	5,003
Payable for Securities Purchased (Note 1)	--	--	194,470
Payable for Shares Redeemed	176,877	33,716	26,697
Distribution Fees Payable (Note 3)	130,605	35,863	19,694
Trustees Fees Payable	4,167	4,167	4,167
Professional Fees	19,450	19,450	19,450
Other Liabilities	112,509	22,949	22,844

Total Liabilities	699,373	119,858	292,325

NET ASSETS	$178,177,477	$17,435,659	$23,776,814

NET ASSETS CONSIST OF:
Paid-in Capital	$152,275,093	$35,979,032	$23,917,994
Accumulated Net Investment Income	--	--	25
Accumulated Net Realized Loss on Investments	(4,126,901)	(21,395,790)	(1,146,366)
Net Unrealized Appreciation of Investments	30,029,285	2,852,417	1,005,161

NET ASSETS	$178,177,477	$17,435,659	$23,776,814

PRICING OF REGULAR CLASS SHARES
Net assets attributable to Regular Class shares	$112,748,315	$17,435,659	$23,776,814
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,358,425	555,143	1,592,950
Net asset value, offering and redemption price per share	$33.57	$31.41	$14.93

PRICING OF I CLASS SHARES
Net assets attributable to I Class shares	$65,429,162	$--	$--
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,899,373	--	--
Net asset value, offering and redemption price per share	$34.45	$--	$--

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2007

	Mid Cap	Aggressive	Fundamental
	Growth	Micro Cap	‘A’
	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME
Interest (Note 1)	$48,537	$15,219	$26,876
Dividends(A) (Note 1)	970,962	106,130	276,751

Total Investment Income	1,019,499	121,349	303,627

EXPENSES
Investment Advisory Fee (Note 2)	1,681,837	169,689	159,701
Distribution Plan Fees - Regular Class (Note 3)	321,650	50,503	47,530
Administrative Fee (Note 2)	200,217	50,503	47,530
Transfer Agent Fees
Regular Class	120,354	36,206	24,213
I Class	143,330	--	--
Accounting and Pricing Fees	84,365	74,365	74,365
Printing Expense	120,619	9,837	6,522
Custodian Fees	175,295	24,658	24,392
Trustees’ Fees	16,667	16,667	16,667
Legal Expense	15,000	15,000	15,000
Registration Fees
Regular Class	20,459	20,581	22,265
I Class	24,208	--	--
Audit Fees	19,300	19,300	20,800
Compliance Fees	12,400	1,200	1,200
Pricing Expense	2,204	2,604	1,216
Underwriting Fees (Note 3)
Regular Class	5,367	847	801
I Class	2,986	--	--
Other Expenses	29,102	9,166	3,580

Total Expenses	2,995,360	501,126	465,782
Less Expenses Reimbursed by Investment Adviser (Note 2)	(563,065)	(200,129)	(182,504)

Net Expenses	2,432,295	300,997	283,278

NET INVESTMENT INCOME (LOSS)	(1,412,796)	(179,648)	20,349

Net Realized Gain on Investments	27,427,171	2,813,662	3,419,323
Change in Net Unrealized Appreciation/Depreciation of Investments	(7,610,390)	(2,390,281)	(701,922)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	19,816,781	423,381	2,717,401

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,403,985	$243,733	$2,737,750

(A) Net of foreign tax withholding of:	$4,997	$747	$5,075

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
December 31, 2007

	Mid Cap Growth		Aggressive Micro Cap		Fundamental ‘A’
	Portfolio		Portfolio		Portfolio
	For The	For The	For The	For The	For The	For The
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006
FROM INVESTMENT ACTIVITIES
Net Investment Income (Loss)	$(1,412,796)	$686,907	$(179,648)	$(222,793)	$20,349	$(94,457)
Net Realized Gain (Loss) on Investment Transactions	27,427,171	17,186,649	2,813,662	2,173,034	3,419,323	(3,730,915)
Change in Net Unrealized Appreciation/Depreciation of Investments	(7,610,390)	(8,077,531)	(2,390,281)	(18,042)	(701,922)	1,538,627

Net Increase (Decrease) in Net Assets Resulting from Operations	18,403,985	9,796,025	243,733	1,932,199	2,737,750	(2,286,745)

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income:
Regular Class	--	(280,904)	--	--	(20,324)	--
I Class	--	(407,231)	--	--	--	--
From Net Realized Gain:
Regular Class	--	--	--	--	(754,568)	--

Decrease in Net Assets Resulting From Distributions to Shareholders	--	(688,135)	--	--	(774,892)	--

FROM SHARE TRANSACTIONS
Net Proceeds from Sales of Shares:
Regular Class	12,765,876	40,031,109	2,197,393	5,898,935	14,043,420	35,943,841
I Class	16,714,862	29,195,805	--	--	--	--
Reinvested Distributions:
Regular Class	--	267,263	--	--	656,638	--
I Class	--	288,281	--	--	--	--
Cost of Shares Redeemed:*
Regular Class	(53,280,267)	(52,789,249)	(7,323,153)	(8,752,713)	(11,196,962)	(17,622,557)
I Class	(27,050,999)	(19,040,080)	--	--	--	--

Net Increase (Decrease) in Net Assets Resulting from Share Transactions	(50,850,528)	(2,046,871)	(5,125,760)	(2,853,778)	3,503,096	18,321,284

Total Increase (Decrease) in Net Assets	(32,446,543)	7,061,019	(4,882,027)	(921,579)	5,465,954	16,034,539
Net Assets - Beginning of Year	210,624,020	203,563,001	22,317,686	23,239,265	18,310,860	2,276,321

Net Assets - End of Year	$178,177,477	$210,624,020	$17,435,659	$22,317,686	$23,776,814	$18,310,860

ACCUMULATED NET INVESTMENT INCOME	$--	$--	$--	$--	$25	$--

SHARES
Sold:
Regular Class	389,578	1,278,199	70,571	196,637	898,138	2,655,103
I Class	498,845	932,078	--	--	--	--
Reinvested:
Regular Class	--	8,706	--	--	43,767	--
I Class	--	9,181	--	--	--	--
Redeemed:
Regular Class	(1,633,046)	(1,733,974)	(229,254)	(299,488)	(791,045)	(1,405,161)
I Class	(807,597)	(601,682)	--	--	--	--

NET INCREASE (DECREASE) IN SHARES	(1,552,220)	(107,492)	(158,683)	(102,851)	150,860	1,249,942

* The cost of shares redeemed is net of the 2% redemption fee on Fund shares which have been held 60 days or less. For the year ended December 31, 2007, these fees were $10,282, $8,251, $1,026 and $22,823 for the Mid Cap Growth Portfolio - Regular Class, Mid Cap Growth Portfolio - I Class, Aggressive Micro Cap Portfolio and Fundamental ‘A’ Portfolio, respectively. For the year ended December 31, 2006, these fees were $14,008, $12,177, $603 and $56,901 for the Mid Cap Growth Portfolio - Regular Class, Mid Cap Growth Portfolio - I Class, Aggressive Micro Cap Portfolio and Fundamental ‘A’ Portfolio, respectively.

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

FINANCIAL HIGHLIGHTS

Mid Cap Growth Portfolio, Regular Class	December 31, 2007

	For The Years Ended December 31,
	2007		2006		2005		2004	2003
PER SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Year	$30.70		$29.25		$26.05		$22.77	$17.34

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.32)		0.06		(0.22)		(0.19)	(0.18)
Net Realized and Unrealized Gain on Investments	3.19		1.45		3.42		3.47	5.61

Total from Investment Operations	2.87		1.51		3.20		3.28	5.43

Distributions to Shareholders:
From Net Investment Income	--		(0.06)		--		--	--

Paid-in Capital from Redemption Fees	0.00	A	0.00	A	0.00	A	--	--

Net Increase in Net Asset Value	2.87		1.45		3.20		3.28	5.43

Net Asset Value - End of Year	$33.57		$30.70		$29.25		$26.05	$22.77

TOTAL INVESTMENT RETURN	9.35%		5.17%		12.28%		14.40%	31.31%

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
Expenses After Reimbursement	1.34%		1.34%		1.34%		1.34%	1.34%
Expenses Before Reimbursement	1.53%		1.47%		1.48%		1.45%	1.50%
Net Investment Income (Loss) After Reimbursement	(0.83)%		0.18%		(0.77)%		(0.74)%	(0.91)%
Net Investment Income (Loss) Before Reimbursement	(1.02)%		0.05%		(0.91)%		(0.85)%	(1.07)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate	104%		116%		104%		96%	131%
Net Assets at End of Year (in thousands)	$112,748		$141,299		$147,668		$158,655	$176,079
Number of Shares Outstanding at End of Year (in thousands)	3,358		4,602		5,049		6,090	7,734

A Less than $0.01.

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

FINANCIAL HIGHLIGHTS

Mid Cap Growth Portfolio, I Class	December 31, 2007

	For The Years Ended December 31,
	2007		2006	2005		2004	2003
PER SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Year	$31.40		$29.91	$26.55		$23.13	$17.56

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.18)		0.19	(0.11)		(0.07)	(0.10)
Net Realized and Unrealized Gain on Investments	3.23		1.48	3.47		3.49	5.67

Total from Investment Operations	3.05		1.67	3.36		3.42	5.57

Distributions to Shareholders:
From Net Investment Income	--		(0.19)	--		--	--

Paid-in Capital from Redemption Fees	0.00	A	0.01	0.00	A	--	--

Net Increase in Net Asset Value	3.05		1.49	3.36		3.42	5.57

Net Asset Value - End of Year	$34.45		$31.40	$29.91		$26.55	$23.13

TOTAL INVESTMENT RETURN	9.71%		5.60%	12.66%		14.79%	31.72%

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
Expenses After Reimbursement	0.99%		0.99%	0.99%		0.99%	0.99%
Expenses Before Reimbursement	1.42%		1.29%	1.26%		1.19%	1.15%
Net Investment Income (Loss) After Reimbursement	(0.48)%		0.63%	(0.41)%		(0.38)%	(0.56)%
Net Investment Income (Loss) Before Reimbursement	(0.91)%		0.33%	(0.68)%		(0.58)%	(0.72)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate	104%		116%	104%		96%	131%
Net Assets at End of Year (in thousands)	$65,429		$69,325	$55,895		$51,236	$19,681
Number of Shares Outstanding at End of Year (in thousands)	1,899		2,208	1,869		1,929	851

A Less than $0.01.

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

FINANCIAL HIGHLIGHTS

Aggressive Micro Cap Portfolio	December 31, 2007

	For The Years Ended December 31,
	2007		2006		2005		2004	2003
PER SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Year	$31.26		$28.46		$27.49		$25.12	$17.86

Income (Loss) from Investment Operations:
Net Investment Loss	(0.32)		(0.31)		(0.32)		(0.13)	(0.23)
Net Realized and Unrealized Gain on Investments	0.47		3.11		1.29		2.50	7.49

Total from Investment Operations	0.15		2.80		0.97		2.37	7.26

Paid-in Capital from Redemption Fees	0.00	A	0.00	A	0.00	A	--	--

Net Increase in Net Asset Value	0.15		2.80		0.97		2.37	7.26

Net Asset Value - End of Year	$31.41		$31.26		$28.46		$27.49	$25.12

TOTAL INVESTMENT RETURN	0.48%		9.84%		3.53%		9.43%	40.65%

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
Expenses After Reimbursement	1.49%		1.49%		1.49%		1.49%	1.49%
Expenses Before Reimbursement	2.48%		2.46%		2.54%		2.73%	2.50%
Net Investment Loss After Reimbursement	(0.89)%		(0.96)%		(1.06)%		(0.74)%	(1.01)%
Net Investment Loss Before Reimbursement	(1.88)%		(1.93)%		(2.11)%		(1.98)%	(2.02)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate	87%		87%		96%		169%	224%
Net Assets at End of Year (in thousands)	$17,436		$22,318		$23,239		$28,618	$14,023
Number of Shares Outstanding at End of Year (in thousands)	555		714		817		1,041	558

A Less than $0.01.

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

FINANCIAL HIGHLIGHTS

Fundamental ‘A’ Portfolio	December 31, 2007

			For The
			Period Ended
	For The Years Ended December 31,		December 31,
	2007	2006	2005*
PER SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$12.70	$11.85	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	0.01	(0.07)	0.01
Net Realized and Unrealized Gain on Investments	2.72	0.88	1.83

Total from Investment Operations	2.73	0.81	1.84

Distributions to Shareholders:
From Net Investment Income	(0.01)	--	(0.01)
From Capital Gains	(0.50)	--	--

Total Distributions to Shareholders	(0.51)	--	(0.01)

Paid-in Capital from Redemption Fees	0.01	0.04	0.02

Net Increase in Net Asset Value	2.23	0.85	1.85

Net Asset Value - End of Period	$14.93	$12.70	$11.85

TOTAL INVESTMENT RETURN	21.55%	7.17%	18.65	%A

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
Expenses After Reimbursement	1.49%	1.49%	1.48	%B
Expenses Before Reimbursement	2.45%	2.53%	17.66	%B
Net Investment Income (Loss) After Reimbursement	0.11%	(0.50)%	0.42	%B
Net Investment Loss Before Reimbursement	(0.85)%	(1.54)%	(15.76	)%B

SUPPLEMENTARY DATA:
Portfolio Turnover Rate	323%	297%	219	%B
Net Assets at End of Period (in thousands)	$23,777	$18,311	$2,276
Number of Shares Outstanding at End of Period (in thousands)	1,593	1,442	192

A Total returns for periods of less than one year are not annualized.

B Annualized.

* From Commencement of Operations May 2, 2005.

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

NOTES TO FINANCIAL STATEMENTS
December 31, 2007

1.	Significant Accounting Policies

The Navellier Performance Funds (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end investment company that offers its shares in a series of no-load diversified and non-diversified portfolios. The Fund’s objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of three separate portfolios, each with its own investment strategies and policies: the Mid Cap Growth Portfolio and the Aggressive Micro Cap Portfolio, each a diversified open-end management company portfolio. The Fundamental ‘A’ Portfolio is a non-diversified open-end management company portfolio.

The Mid Cap Growth Portfolio consists of two share classes: Regular Class shares offered since November 26, 1996, and I Class shares offered since December 28, 1999. Income and expenses and realized and unrealized gains and losses of the Portfolio are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only to Regular Class, and other class specific transfer agent fees, which accrue at different rates. The Fund charges a redemption fee of 2.00% of the amount redeemed if the shares sold were held for fewer than 60 days. Redemption fees are paid directly to the Fund.

The following is a summary of significant accounting policies that the Fund follows:

(a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. All other securities and assets are valued at their fair value as determined in good faith by the investment advisor subject to the approval of the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Trustees. Debt securities with maturities of 60 days or less are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Navellier Performance Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

(b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

(d) The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the

NAVELLIER PERFORMANCE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2007

reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	Investment Advisory Fees and Other Transactions with Affiliates

Investment advisory services are provided by Navellier & Associates, Inc., which employs the same investment advisory personnel, analysts and staff that it provided to Navellier Management Inc., the predecessor investment advisor (the “Adviser”). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, and the Fundamental ‘A’ Portfolio. The Adviser receives an annual fee equal to 0.10% of average daily net assets of the Mid Cap Growth Portfolio and 0.25% of the average daily net assets of the Aggressive Micro Cap Portfolio and the Fundamental ‘A’ Portfolio in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. In arriving at, and approving, this advisory fee, the Trustees considered among other factors, the capability of the advisor, the reasonableness of the fee, the cost of providing these investment advisory services, the nature of the services provided, a comparison of fees paid to other advisors by other mutual funds for similar types of services, client relationships received by the advisor, the desirability of a different investment advisor and the advisor’s willingness to limit reimbursement for payment of expenses it advanced for the Fund. Louis Navellier, an officer and trustee of the Fund is also an officer and director of the Adviser.

The Adviser has agreed to limit the total operating expenses of each Portfolio to 1.49% of average annual net assets, except for the Mid Cap Growth Portfolio - Regular Class and the Mid Cap Growth Portfolio - I Class, which are limited to 1.34% and 0.99%, respectively. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, and the Fundamental ‘A’ Portfolio totaling $563,065, $200,129 and $182,504, respectively, for the year ended December 31, 2007.

3.	Distribution Plan

IFS Fund Distributors, Inc. (the “Distributor”) acts as the Fund’s Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. Prior to November 1, 2006, Navellier Securities, Inc. acted as the Distributor. The Distributor, which is the principal underwriter of the Fund’s shares, renders its services to the Fund pursuant to a distribution agreement.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Mid Cap Growth Portfolio (Regular Class shares only), the Aggressive Micro Cap Portfolio, and the Fundamental ‘A’ Portfolio, for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor’s overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

NAVELLIER PERFORMANCE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2007

4.	Securities Transactions

For the year ended December 31, 2007, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

	Mid Cap Growth	Aggressive Micro Cap	Fundamental ‘A’
	Portfolio	Portfolio	Portfolio
Purchases	$206,483,501	$17,299,315	$61,513,053

Sales	$259,135,991	$22,174,108	$59,739,347

5.	Federal Income Taxes

The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

The tax character of distributions paid for the years ended December 31, 2007 and 2006 was as follows:

	2007		2006
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
Mid Cap Growth	$--	$--	$688,135	$--
Aggressive Micro Cap	$--	$--	$--	$--
Fundamental ‘A’	$20,324	$754,568	$--	$--

The following information is computed on a tax basis for each item for the year ended December 31, 2007:

	Mid Cap	Aggressive
	Growth	Micro Cap	Fundamental ‘A’
Gross Unrealized Appreciation	$35,028,135	$4,210,554	$1,945,958
Gross Unrealized Depreciation	(5,117,223)	(1,360,445)	(940,797)

Net Unrealized Appreciation	29,910,912	2,850,109	1,005,161
Undistributed Ordinary Income	--	--	25
Accumulated long term capital gains	--	--	5,541
Capital Loss Carryforward	(4,008,528)	(21,124,822)	--
Post-October Losses	--	(268,660)	(1,151,907)

Total Accumulated Earnings (Deficit)	$25,902,384	$(18,543,373)	$(141,180)

Federal Income Tax Cost*	$148,101,455	$14,668,125	$22,959,964

* The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

During the year ended December 31, 2007, the Mid Cap Growth Portfolio, the Aggressive Micro Cap and the Fundamental A Portfolio utilized 27,545,544, $3,061,525 and $3,797,408, respectively, of capital loss carryforwards. The remaining capital loss carryforwards and Post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NAVELLIER PERFORMANCE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2007

As of December 31, 2007, the Funds have the following capital loss carryforwards:

		Expiration
	Amount	Date
Mid Cap Growth	$4,008,528	2010
Aggressive Micro Cap*	$6,193,738	2008
	$11,625,060	2009
	$3,306,024	2011

* A portion of these capital losses may be limited under tax regulations.

Reclassification of capital accounts - As of December 31, 2007, the Funds made reclassifications of net investment loss on the Statement of Assets and Liabilities as follows:

	Undistributed
	Net Investment	Capital	Paid-in
	Income	Gains	Capital
Mid Cap Growth	$1,412,796	$69,779	$(1,482,575)
Aggressive Micro Cap	$179,648	$--	$(179,648)

The above reclassifications have no effect on the Funds’ net assets or net asset value per share.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2004 through 2007) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.

6.	Borrowing Agreement

Prior to December 17, 2007 the Funds had a short-term borrowing agreement with Custodial Trust Company, which could have been drawn upon for temporary purposes. For each short-term borrowing, the Funds pledged collateral. At December 31, 2007, the Mid Cap Growth Portfolio had an outstanding borrowing of $214,286. Effective December 17, 2007, the Funds entered into a custody agreement with JPMorgan Chase Bank, N.A. The Funds are not required to have a short-term borrowing agreement.

7.	Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NAVELLIER PERFORMANCE FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Navellier Performance Funds
Reno, Nevada

We have audited the accompanying statements of assets and liabilities of Navellier Mid Cap Growth Portfolio, Navellier Aggressive Micro Cap Portfolio and Navellier Fundamental ‘A’ Portfolio, each a series of shares of beneficial interest in Navellier Performance Funds, including the schedule of investments as of December 31, 2007, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on those financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Navellier Mid Cap Growth Portfolio, Navellier Aggressive Micro Cap Portfolio and Navellier Fundamental ‘A’ Portfolio as of December 31, 2007, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 27, 2008

NAVELLIER PERFORMANCE FUNDS

SCHEDULE OF SHAREHOLDER EXPENSES
December 31, 2007 (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 through December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2007” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Net Expense			Expenses Paid
	Ratio	Beginning	Ending	During the
	Annualized	Account Value	Account Value	Six Months Ended
	December 31,	July 1,	December 31,	December 31,
	2007	2007	2007	2007*
MID CAP GROWTH PORTFOLIO
Regular Class Actual	1.34%	$1,000.00	$1,015.70	$6.81
Regular Class Hypothetical	1.34%	$1,000.00	$1,018.45	$6.82

I Class Actual	0.99%	$1,000.00	$1,017.70	$5.03
I Class Hypothetical	0.99%	$1,000.00	$1,020.21	$5.04
AGGRESSIVE MICRO CAP PORTFOLIO
Actual	1.49%	$1,000.00	$937.30	$7.28
Hypothetical	1.49%	$1,000.00	$1,017.69	$7.58
FUNDAMENTAL ‘A’ PORTFOLIO
Actual	1.49%	$1,000.00	$1,008.90	$7.54
Hypothetical	1.49%	$1,000.00	$1,017.69	$7.58

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

NAVELLIER PERFORMANCE FUNDS

OTHER ITEMS
December 31, 2007 (unaudited)

Considerations in Approving the Renewal of the Investment Advisory Agreement

At a meeting held on December 12, 2007, the Board of Trustees (the “Board”) of The Navellier Performance Funds (the “Fund”), approved for the coming year, investment advisory agreements between the Fund and its various portfolios and Navellier and Associates, Inc. (“Investment Adviser”) which would continue on the same terms and conditions as the Investment Advisory Agreements which were expiring between the portfolios and Navellier Management, Inc. with respect to the Navellier Mid Cap Growth Portfolio, the Navellier Aggressive Micro Cap Portfolio and the Navellier Fundamental ‘A’ Portfolio (each a “Portfolio”). In approving the continuation of the Advisory Agreement with respect to each Portfolio, the Investment Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the entry into and continuance of the Advisory Agreement is in the interests of each of the Portfolios and its shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Investment Adviser’s revenues and costs of providing services to the Funds; and (4) information about the Investment Adviser’s personnel. In approving the Portfolios’ Advisory Agreement, the Board considered the following: (1) the nature, extent and quality of services provided to the Portfolios including the personnel providing services; (2) the Investment Adviser’s compensation and profitability; (3) comparison of fees and performance with other advisers; (4) economies of scale; (5) the Investment Adviser’s past and future willingness and agreement to waive reimbursement and cap expenses; (6) the investors’ choice and desire for the Investment Adviser’s particular investment expertise and investment style; and (7) the terms of the Advisory Agreement. The Board’s analysis of these factors is described in detail below.

Nature, Extent and Quality of Investment Adviser Services.  The Board considered the level and depth of knowledge of the Investment Adviser, including the professional experience and qualifications of personnel. In evaluating the quality of services provided by the Investment Adviser, the Board took into account its familiarity with the Investment Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board took into account the Investment Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results. The Board also took into account the Investment Adviser’s compliance policies and procedures. The quality of administrative and other services, including the Investment Adviser’s role in coordinating the activities of the Portfolios’ other service providers, was also considered. The Board also considered the Investment Adviser’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services to be continued to be provided to each of the Portfolios under the Advisory Agreement.

Investment Adviser’s Compensation and Profitability.  The Board reviewed and discussed financial information provided by the Investment Adviser. The Board reviewed and considered the Investment Adviser’s predecessor’s profitability derived from its relationship with the Fund. The Board determined that the Investment Adviser is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Fund and to satisfy its obligations under the Investment Company Act of 1940 and the advisory agreement. The Board noted that the Investment Adviser has agreed to waive advisory fees and reimburse expenses for the Portfolios indicated below, as had its predecessor. The Trustees also noted that the Investment Adviser derives reputational and other benefits from its association with the Portfolios. The Trustees recognized that the Investment Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Portfolio and the entrepreneurial risk that it assumes as Investment Adviser. Based upon their review, the Trustees concluded that the Investment Adviser’s level of profitability, if any, from its relationship with each Portfolio was reasonable and not excessive.

Expenses and Performance.  The Board compared the advisory fees and total expense ratios for the Portfolios with various comparative data, including the industry median and average advisory fees and expense ratios in each Portfolio’s respective peer group. The Board also considered the Portfolios’ performance results during the three-months, nine-months, 12-months, 3-years annualized and 5-years annualized ended September 30, 2007 and noted that the Board reviews on a quarterly basis detailed information about the Portfolios’ performance results, portfolio composition and investment strategies. The Board also considered the effect of each Portfolio’s growth and size on its performance and expenses. The Board further noted that the Investment Adviser’s predecessor which consisted of the same personnel has waived advisory fees and/or

NAVELLIER PERFORMANCE FUNDS

OTHER ITEMS (Continued)
December 31, 2007 (unaudited)

reimbursed expenses for the Portfolios noted below as necessary to reduce their operating expenses to targeted levels. In reviewing the expense ratios and performance of the Portfolios, the Board also took into account the nature, extent and quality of the services provided by the Investment Adviser, its predecessor and affiliates. The Trustees considered, among other data, the specific factors and related conclusions set forth below with respect to each Portfolio:

Navellier Mid Cap Growth Portfolio.  The Portfolio’s advisory fee and total expense ratio were considered reasonable when compared to those of its peer group. The Portfolio’s performance by the same personnel of the Investment Adviser as of its predecessor was reviewed for short term and longer term periods. The performance was compared to performance of similar funds in its peer group, as identified by Morningstar. The Board found the performance to be acceptable. The Board took into account management’s discussion of the quality of the Investment Adviser’s predecessor’s performance. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Portfolio and the other factors considered. The Board noted that the Investment Adviser has agreed to voluntarily reimburse the Portfolio for a portion of the Portfolio’s administration and other operating expenses.

Navellier Aggressive Micro Cap Portfolio.  The Fund’s advisory fee and total expense ratio were generally in line with those of its peer group. The Portfolio’s performance by the Adviser’s predecessor was reviewed for short term and longer term periods. The performance was compared to performance of similar funds in its peer group, as identified by Morningstar. The Board found the short term and longer term performance to be below that of its peers. The Board took into account management’s discussion of the Portfolio’s performance and the quality of the Investment Adviser’s personnel (which are the same as its predecessor’s) and performance, including its plans to improve performance. Based upon their review, the Trustees concluded that the Portfolio’s performance matters were being addressed and that the advisory fee was reasonable in light of the high quality of services received by the Portfolio and the other factors considered. The Board also noted the Fund’s current asset levels and the fact that the Investment Adviser has agreed to voluntarily reimburse the Portfolio for a portion of the Portfolio’s administration and other operating expenses.

Navellier Fundamental ‘A’ Portfolio.  The Portfolio’s advisory fee and total expense ratio were considered reasonable when compared to those of its peer group. The Portfolio’s performance by the same personnel of the Investment Adviser as of its predecessor was reviewed for short term and longer term periods. The performance was compared to performance of similar funds in its peer group, as identified by Morningstar. The Board found the performance to be satisfactory. The Board took into account management’s discussion of the Portfolio’s performance and the quality of the Investment Adviser’s predecessor’s performance. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the high quality of services received by the Portfolio and the other factors considered. The Board noted that the Investment Adviser has agreed to voluntarily reimburse the Portfolio for a portion of the Portfolio’s administration and other operating expenses.

Economies of Scale.  The Board considered the effect of each Portfolio’s current size and potential growth on its performance and fees. The Board discussed the current level of asset growth of each Portfolio and acknowledged the willingness of the Investment Adviser to continue to reimburse the Portfolios until a certain expense ratio is reached. The Trustees also noted that if a Fund’s assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than certain other expenses.

Conclusion.  In considering entering into these Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Trustees evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. The Board reached the following conclusions regarding the Fund’s Advisory Agreement with the Investment Adviser, among others: (a) the Investment Adviser has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) the Investment Adviser maintains an appropriate compliance program; (c) the performance of each Portfolio by the same personnel is reasonable or satisfactory in relation to the performance of portfolios with similar investment objectives and to relevant indices, or as discussed above, is being addressed; and (d) each Portfolio’s advisory expenses are reasonable in relation to those of similar portfolios and to the services to be provided by the Investment Adviser. After full consideration of the

NAVELLIER PERFORMANCE FUNDS

OTHER ITEMS (Continued)
December 31, 2007 (unaudited)

above factors, the Trustees, including all of the Independent Trustees, concluded that the current Advisory Agreement for each Portfolio was in the best interest of the Fund and its shareholders.

Proxy Voting Guidelines

Navellier is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that Navellier uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-887-8671. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Portfolio as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll free 1-800-622-1386. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Dividends Received Deduction

For corporate shareholders, 100% of ordinary dividends paid by the Fundamental ‘A’ Portfolio during the year ended December 31, 2007 qualifies for the corporate dividends received deduction.

Distributions

For the fiscal year ended December 31, 2007, Fundamental ‘A’ Portfolio designated capital gains distributions pursuant to Section 852(b)(3) of the Internal Revenue Code as follows: long-term $754,568.

NAVELLIER PERFORMANCE FUNDS

SUPPLEMENTAL INFORMATION
December 31, 2007 (unaudited)

Information pertaining to the Trustees and Officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request by calling (800) 887-8671.

Name		No. of		Other
Age	Term of	Funds in		Trusteeships/
Address	Office and	Complex		Directorships
Position with Trust	Tenure	Overseen	Principal Occupation(s) during past 5 years	by Trustee
Louis Navellier* 50 One East Liberty Third Floor Reno, NV 89501 President	President since May 10, 1993	3	Mr. Navellier is and has been the CEO and Chief Investment Officer of Navellier & Associates, Inc., an investment management company since 1988; CEO and President of Navellier Management, Inc., an investment management company since May 10, 1993; CEO and President of Navellier International Management, Inc., an investment management company, since May 10, 1993; CEO and President of Navellier Securities Corp. since May 10, 1993; CEO and President of Navellier Fund Management, Inc., an investment management company, since November 30, 1995; and has been editor of the Emerging Growth newsletter (formerly MPT Review) from August 1987 to the present and was publisher and editor of the predecessor investment advisory newsletter OTC Insight, which he began in 1980 and wrote through July 1987. Mr. Navellier is also the editor of the Blue Chip Growth, Quantum Growth and Global Growth newsletters.	1
Arnold Langsen 88 c/o Navellier Funds One East Liberty Third Floor Reno, NV 89501 Trustee	Trustee since 1995	3	Professor Langsen is currently retired. He was Professor Emeritus of Financial Economics, School of Business, California State University at Hayward (1973-1992); Visiting Professor, Financial Economics, University of California at Berkeley (1984-1987).	None
Barry Sander 59 c/o Navellier Funds One East Liberty Third Floor Reno, NV 89501 Trustee	Trustee since 1995	3	Currently retired as of December 1, 1998, formerly he was the President and CEO of Ursa Major Inc., a stencil manufacturing firm, and had been for the past nine years.	1
Joel Rossman 58 c/o Navellier Funds One East Liberty Third Floor Reno, NV 89501 Trustee	Trustee since 1995	3	Currently CEO of Joel Rossman Enterprises, Inc.; retired from March 15, 1998 through July 2001. Formerly he was President and CEO of Personal Stamp Exchange, Inc., a manufacturer, designer and distributor of rubber stamp products. He had been President and CEO of Personal Stamp Exchange for the preceding 10 years.	1
Jacques Delacroix 65 c/o Navellier Funds One East Liberty Third Floor Reno, NV 89501 Trustee	Trustee since 1995	3	Currently retired. Professor of Business Administration, Leavy School of Business, Santa Clara University (1983-2006).	1
Arjen Kuyper* 51 One East Liberty Third Floor Reno, NV 89501 Treasurer	Treasurer since 1995	3	Mr. Kuyper is COO and President of Navellier & Associates, Inc. and has been since September 1, 1998. Prior to that he was operations manager for Navellier & Associates, Inc. since 1992 and operations manager for Navellier Management, Inc. and for Navellier Securities Corp., since 1993.	None

* Interested Person
Each Trustee will hold office until the Trust’s next special meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal.

(This page has been left blank intentionally.)

TRANSFER AGENT	DISTRIBUTOR	INVESTMENT ADVISER

JPMorgan Chase Bank, N.A.	IFS Fund Distributors, Inc.	Navellier & Associates, Inc.
P.O. Box 5354	303 Broadway, Suite 1100	One East Liberty, Third Floor
Cincinnati, Ohio 45201	Cincinnati, Ohio 45202	Reno, Nevada 89501

800-622-1386 E.S.T.		800-887-8671 P. S.T.

Item 2. Codes of Ethics
     (a), (b) Registrant, The Navellier Performance Funds, has a Code of Ethics. Navellier & Associates, Inc., the Registrant’s current Investment Advisor, also has a Code of Ethics. Both of those Codes of Ethics apply to The Navellier Performance Funds’ principal executive officer and principal financial officer, Louis G. Navellier, and to The Navellier Performance Funds’ principal accounting officer and comptroller, Arjen Kuyper, or to persons performing similar functions for The Navellier Performance Funds.

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          (c), (d) There have been no material amendments to those Codes of Ethics during the last fiscal year.
     (e) N/A. See subparagraphs (c) and (d) above.
     (f) (3) The Navellier Performance Funds undertakes and agrees to provide to any person, without charge, upon request, a copy of such Codes of Ethics upon receiving a written or electronic request which provides a name and address or location to which the person requests that copies of the codes of ethics be sent.
Item 3. Audit Committee Financial Expert
     (a)(1)(i) The Navellier Performance Funds has at least one audit committee financial expert serving on its audit committee.
     (a)(2) That person is Arnold Langsen and he is an independent audit committee financial expert. Mr. Langsen was professor of financial economics at California State University at Hayward from 1979 — 1992 and has substantial experience teaching, reviewing and assessing companies’ financial statements. The audit committee also has an interested audit committee financial expert who is Louis Navellier. Mr. Navellier has been giving investment advice for over 20 years based in part on the review and assessment of companies’ financial statements and has since 1994 reviewed and assessed the financial statements for the mutual funds he manages.
Item 4. Principal Accountant Fees and Services
     (a) Audit Fees. The aggregate fees billed to The Navellier Performance Funds for each of the last two fiscal years for the audit of The Navellier Performance Funds annual financial statements and services normally provided by an accountant in connection with statutory and regulatory filings were as follows: The aggregate fees for fiscal 2006 were $46,500.00 The aggregate fees for audit services for fiscal 2007 were $59,400.00.
     (b) Audit Related Fees. There were no fees billed for each of the last two fiscal years for assurance and related services by the principal accountant related to audits not reported under subparagraph (a) above for 2006 or for 2007.
     (c) Tax Fees. The aggregate fees billed by The Navellier Performance Funds’ principal accountant for tax compliance, tax advice or tax planning for 2006 were $5,000 and for 2007 were $5,000.
     (d) All Other Fees. There were no other fees billed by The Navellier Performance Funds’ principal accountant for other services for 2006 or 2007.
     (e)(1) The audit committee’s pre-approval policies and procedures were as follows: The audit committee (consisting of the entire Board of Trustees) approves the hiring of the accountant or accounting firm to perform the registrant’s audit and or non audit services pursuant to procedures and policies pre-approved by the audit committee which call for the accounting firm to perform the audit or non audit services in conformance with federal securities laws and regulations.

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     If there are any non audit services which the accountant or accounting firm perform for the registrant’s investment advisor or its related entities, the audit committee also pre-approves those services if the engagement relates directly to the operations and financial reporting of the registrant.
     (e)(2) N/A
     (f) N/A
     (g) $9,000 for 2005
  $ 6,000 for 2006
  $0 for 2007
     (h) See Item 4, paragraph (e)(1).
Item 5. Audit Committee of Listed Registrants
     The Audit Committee is not a separately designated standing committee. It consists of all members of the Board of Trustees, (i.e., Barry Sander, Joel E. Rossman, Arnold Langsen and Jacques Delacroix.) and Louis G. Navellier.
Item 6. Reserved (See Item 1)
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
     N/A
Item 8. Portfolio Management of Closed — End Management Investment Companies
     N/A
Item 9. Purchases of Equity Securities By Closed — End Management Investment Company and Affiliated Purchases
     N/A
Item 10. Submission of Matters to a Vote of Security Holders
     There were no changes to Procedures for recommending nominees to the Board of Trustees.
Item 11. Controls and Procedures
     (a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
     (b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal year-end that have materially affected, or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 12. Exhibits
     (a)(1) N/A The Codes of Ethics are available on request.
     (a)(2) A separate Certification by Louis Navellier is attached hereto as Exhibit 1. A separate Certification by Arjen Kuyper is attached hereto as Exhibit 2.

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SIGNATURE
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NAVELLIER PERFORMANCE FUNDS
Date: Feb. 29, 2008	By	/s/ Louis G. Navellier
Louis G. Navellier
Principal Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

THE NAVELLIER PERFORMANCE FUNDS
Date: Feb. 29, 2008	By	/s/ Louis G. Navellier
Louis G. Navellier
Principal Executive Officer

THE NAVELLIER PERFORMANCE FUNDS
Date: Feb. 29, 2008	By	/s/ Louis G. Navellier
Louis G. Navellier
Principal Financial Officer

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